UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549

FORM ABS-15G/A
(Amendment No. 1)

ASSET-BACKED SECURITIZER
 Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 [X] Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the reporting period January 1, 2015 to December 31, 2015

November 14, 2016
 Date of Earliest Event Reported

Cazenovia Creek Funding I, LLC1
 (Exact name of securitizer as specified in its charter)

N/A	0001645385
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

William J. Cohane, (914)-364-2659
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

 Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

1 Cazenovia Creek Funding I, LLC (“CCFI”), is filing this Form ABS-15G in its capacity as sponsor of the Cazenovia Creek Funding I, LLC, Series 2015-1 Notes transaction, which is covered by this report (the “Specified Transaction”).  In its capacity as sponsor, CCFI is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by CCFI into the Specified Transaction.  This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which CCFI may have acted as securitizer.

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to CCFI’s Form ABS-15G for the fiscal year ended December 31, 2015 filed with the Securities and Exchange Commission on February 16, 2016 (the “Original Form ABS-15G”) is to file an amended ABS-15G Table as a replacement to the ABS-15G Table filed as Exhibit 99.1 to the Original Form ABS-15G (the “Original Table”). Due to reporting errors, the Original Table did not indicate the correct number of assets, dollar amounts, and percentage of principal balance in certain columns.

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2).

Item 99.1 – Exhibits

The following is filed as an Exhibit to this Report under ABS-15G:

ABS-15G Table

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CAZENOVIA CREEK FUNDING I, LLC By: Cazenovia Creek Investment Management, LLC (Securitizer)

Date: November 14, 2016	By:	/s/ William J. Cohane
Name: William J. Cohane
Title: Managing Member